Short Term Investments with Related Parties	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Short Term Investments with Related Parties [Abstract]
Short term investments with related parties
7	Short term investments with related parties

The components of short term investments with related parties were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Certificate to deposits with related parties*	$164,381	$166,540
Short term investments with related parties	164,381	166,540

*	These deposits are under lien against debt availed from related parties.

6	Short term investments with related parties

As at	March 31, 2023	March 31, 2022
Certificate to deposits with related parties*	$166,540	$—
Short term investments with related parties	166,540	—

*	These deposits are under lien against debt availed from related parties